Derivative Financial Instruments - Schedule of Derivative Financial Instruments (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Derivative financial liabilities:
Carrying value as at beginning of period	$ 1,171,172	$ 2,137,166
Fair value change of derivative	(276,199)	(1,304,598)	$ (557,368)
Derivatives embedded in the convertible promissory note issued		338,604
Carrying value as at end of period	$ 894,973	$ 1,171,172	$ 2,137,166